Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Proceeds from Subordinated Debentures	$ 0	$ 0	$ 30,000,000
Redemption of Senior Convertible Debentures	0	(132,000)	0
Proceeds from FRB Borrowings	274,265,000	259,600,000	0
Repayment of FRB Borrowings	(322,965,000)	(210,900,000)	0
Depreciation Expense	1,957,583	1,888,280	1,589,671
Proceeds from Employee Stock Purchases	0	12,968	52,868
Transfers From Premises and Equipment, Net to Land HFS	1,529,691
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	12,773,891	7,050,604	7,794,487
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Depreciation Expense	1,957,583	1,888,280	1,589,671
Discount Accretion and Premium Amortization, Net	6,801,729	4,462,996	5,290,316
Provisions for Loan Losses	(2,404,117)	3,600,000	375,000
Earnings on BOLI	(635,000)	(573,250)	(540,000)
BOLI death benefits	0	0	(138,609)
Gain on Sales of Loans	(3,836,411)	(3,508,397)	(1,728,741)
(Gain) Loss on Sales of Mortgage-Backed Securities ("MBS")	0	(625,923)	139,390
Gain on Sales of Investment Securities	0	(706,743)	(958,443)
Gain on Sales of OREO	(105,422)	(46,354)	(184,864)
Write Down on OREO	20,000	15,000	22,000
Accretion of Deferred Fees on Loans	(5,121,770)	(1,799,236)	(202,684)
Proceeds From Sale of Loans Held For Sale ("HFS")	118,371,483	112,914,762	61,466,054
Origination of Loans Held For Sale	(112,880,086)	(111,109,159)	(61,945,934)
(Increase) Decrease in Accrued Interest Receivable:
Loans	(81,132)	(40,197)	45,857
MBS	(90,170)	(80,235)	40,635
Investment Securities	(83,639)	21,420	242,347
Decrease in Advance Payments By Borrowers	(37,600)	(1,472)	(50,923)
Operating Lease, Right-of-Use Asset, Amortization Expense	381,623	367,015	371,836
Other, Net	(872,656)	(2,470,309)	233,478
Net Cash Provided By Operating Activities	14,158,306	9,358,802	11,860,873
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from Payments and Maturities of Investment Securities HTM	0	0	1,000,000
Purchase of MBS Available For Sale ("AFS")	(144,986,541)	(117,864,801)	(106,828,636)
Proceeds from Payments and Maturities of MBS AFS	56,572,630	32,888,318	32,283,649
Purchase of MBS Held To Maturity ("HTM")	(10,455,826)	(3,726,280)	0
Purchase of Investment Securities AFS	(62,190,739)	(135,015,731)	(83,980,247)
Proceeds from Payments and Maturities of Investment Securities AFS	40,175,076	28,579,348	35,243,895
Proceeds from Payments and Maturities of MBS HTM	5,055,590	4,525,687	3,165,575
Proceeds from Sale of Investment Securities AFS	0	11,148,752	35,174,873
Proceeds from Sale of MBS AFS	0	13,884,602	61,306,939
(Investment in) Redemption of Certificates of Deposits with Other Banks	(750,040)	600,000	250,005
Purchase of FHLB Stock	(1,900)	(7,239,800)	(11,907,800)
Redemption of FHLB Stock	1,770,200	7,422,300	11,575,300
Purchase of BOLI	0	(4,000,000)	0
Proceeds from BOLI Death Benefit	0	0	414,855
Net Increase in Loans Receivable	(14,458,536)	(26,775,117)	(21,601,713)
Proceeds from Sale of OREO	454,332	578,994	1,040,366
Purchase and Improvement of Premises and Equipment	(2,148,932)	(1,243,654)	(4,634,847)
Net Cash Used By Investing Activities	(130,964,686)	(196,237,382)	(47,497,786)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in Deposit Accounts	197,866,728	146,688,753	3,910,775
Proceeds from FHLB Advances	0	237,585,000	342,223,000
Repayment of FHLB Advances	(35,000,000)	(240,723,000)	(338,115,000)
Repayment of Note Payable, Net	0	0	(2,362,500)
Proceeds from Other Borrowings, Net	13,668,363	1,537,211	881,390
Redemption of Senior Convertible Debentures	0	132,000	0
Proceeds from Subordinated Debentures	0	0	30,000,000
Dividends to Common Stock Shareholders	(1,431,269)	(1,301,254)	(1,123,219)
Net Cash Provided By Financing Activities	126,403,822	192,367,678	35,467,314
Net Increase (Decrease) in Cash and Cash Equivalents	9,597,442	5,489,098	(169,599)
Cash and Cash Equivalents at Beginning of Year	18,025,409	12,536,311	12,705,910
Cash and Cash Equivalents, at Carrying Value, Ending Balance	27,622,851	18,025,409	12,536,311
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	3,895,061	6,834,112	7,882,527
Income Taxes	4,226,442	1,475,401	1,764,541
Supplemental Schedule of Non Cash Transactions:
Transfers from Loans Receivable to OREO	0	368,510	832,800
Transfers From Premises and Equipment, Net to Land HFS	1,529,691
Increase (Decrease) in Unrealized Gains on Securities AFS, Net of Taxes	$ (7,725,843)	$ 8,473,423	$ 4,495,436